UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1700
                                   --------

                    FRANKLIN GOLD AND PRECIOUS METALS FUND
                    --------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period: 1/31/04
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                      January 31, 2004
--------------------------------------------------------------------------------

[PHOTO OMITTED]

--------------------------------------------------------------------------------
SEMIANNUAL REPORT AND SHAREHOLDER LETTER                        SECTOR
--------------------------------------------------------------------------------

                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                         FRANKLIN GOLD AND
                       PRECIOUS METALS FUND           Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.

--------------------------------------------------------------------------------












                                [LOGO OMITTED](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series

                              FRANKLIN TEMPLETON INVESTMENTS

                              GAIN FROM OUR PERSPECTIVE



                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

   SPECIALIZED EXPERTISE      Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                              MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

   TRUE DIVERSIFICATION       Because our management groups work independently
                              and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities.
                              That's why our funds can be used to build truly diversified portfolios covering every major asset class.

   RELIABILITY YOU            At Franklin Templeton Investments, we seek to
   CAN TRUST                  consistently provide investors with exceptional
                              risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.


--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

[PHOTO OMITTED]


--------------------------------------------------------------------------------
Not part of the semiannual report

                         CONTENTS

SHAREHOLDER LETTER ....... 1     SEMIANNUAL REPORT                                Financial Statements .................... 17

                                 Franklin Gold and Precious Metals Fund ... 3     Notes to Financial Statements ........... 21

                                 Performance Summary ...................... 8     Tax Designation ......................... 27

                                 Financial Highlights and                         Proxy Voting Policies and Procedures .... 30
                                 Statement of Investments ................ 11

--------------------------------------------------------------------------------


SEMIANNUAL REPORT


FRANKLIN GOLD AND PRECIOUS METALS FUND

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Gold and Precious

Metals Fund seeks capital appreciation, with current income as a secondary goal, by investing at least 80% of its net assets in securities of companies that mine, process or deal in gold or other precious metals.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                    -----------------------------------------------------------

                    GEOGRAPHIC DISTRIBUTION
                    Based on Total Net Assets as of 1/31/04

                            Canada ...................................... 35.2%
                            South Africa ................................ 22.5%
                            U.S. ........................................ 14.5%
                            Australia .................................... 8.1%
                            Ghana ........................................ 5.7%
                            Peru ......................................... 4.4%
                            U.K. ......................................... 3.5%
                            Papua New Guinea ............................. 1.6%
                            Short-Term Investments and
                            Other Net Assets ............................. 4.5%

                    -----------------------------------------------------------

We are pleased to bring you Franklin Gold and Precious Metals Fund's semiannual report for the period ended January 31, 2004.


PERFORMANCE OVERVIEW

Franklin Gold and Precious Metals Fund - Class A delivered a +28.39% cumulative total return for the six months ended January 31, 2004, as shown in the Performance Summary beginning on page 8. By comparison, the broad Standard & Poor's 500 Composite Index (S&P 500) had a 15.22% total return, and the sector-specific Financial Times (FT) Gold Mines Index posted an 18.87% price return during the same period. 1



1. Sources: Standard & Poor's Micropal; Financial Times. The unmanaged S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The unmanaged FT Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 15.


                                                          Semiannual Report  | 3

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 1/31/04

Long Life Gold Mines                         59.0%

Medium Life Gold Mines                       13.2%

Platinum & Palladium                         10.6%

Gold & Diversified Resources                  8.5%

Gold Exploration                              2.9%

Foreign Equity Mutual Fund                    1.3%

Short-Term Investments & Other Net Assets     4.5%


ECONOMIC AND MARKET OVERVIEW

During the six months ended January 31, 2004, domestic economic recovery appeared to be on track. The annualized gross domestic product growth rate surged 8.2% in the third quarter of 2003 and rose 4.1% in the fourth quarter. The U.S. dollar's continued weakness, particularly against the euro, led to modest trade balance improvements. Business sentiment climbed in January 2004 to its highest level in nearly a decade; and business equipment spending, especially in information technology, rose in the third and fourth quarters of 2003. Consumer sentiment rose in January to its highest level since November 2000. Consumer spending, however, grew only modestly in fourth quarter 2003 compared with strong third-quarter spending, which was fueled by federal tax cuts, mortgage refinancing and auto-buying incentives. Slow wage growth, heavy indebtedness and lower wealth since 2000 despite recent stock market gains constrained consumer spending.

Lack of job growth remained a risk to the economy during the reporting period, and although the unemployment rate fell to 5.6% in January, this occurred mainly because of a labor force decline. At the Federal Reserve Board's (Fed's) January meeting, Fed policymakers indicated they would not raise interest rates until the job market improved meaningfully. Thus, they kept the federal funds target rate at 1.00%, and maintained a neutral stance with respect to future economic growth and inflation. However, the Fed said it "can be patient" about raising rates, which was different from previous statements. The change in wording caused mixed reaction among market analysts about when the Fed might begin raising rates.

During the period, equity markets continued a rally that began in March 2003. Data showing robust economic growth and improved revenue reports from corporate America seemed to increase investor confidence in the stock markets. The S&P 500 rose 15.22% for the six months under review, while the technology-heavy Nasdaq Composite Index increased 19.43%. 2

In the precious metals sector, gold prices continued to strengthen during the six months under review, rising 13.5% from the beginning of the period. Gold reached a high of $426 per ounce in January, a level not seen since 1988, before closing the period just above $400 per ounce. The average gold price for the period was $389 per ounce, up 11.5% from the prior six-month average of $349 per ounce. Gold price strength can be attributed partially to U.S. dollar weakness. The U.S. dollar depreciated 10% versus the euro and 12% versus the yen during



2. Source: Standard & Poor's Micropal. See footnote 1 for a description of the S&P 500. The Nasdaq Composite Index measures all domestic and international common stocks listed on The Nasdaq Stock Market. The index is market value-weighted and includes over 3,000 companies.


4 |  Semiannual Report
the period. Investor interest in gold and gold equities continued to be robust throughout the period with record levels of long trades on the commodities exchange as well as buoyant prices among many gold equities.

Platinum prices also remained quite strong during the six-month period, breaking through the $850 level and reaching a 23-year high. Similar to gold, platinum benefited from the weak U.S. dollar and strong global demand. Additionally, delays at a number of large expansion projects managed by the world's leading primary provider of platinum, Anglo American Platinum, helped boost prices. Palladium, which has declined in price for the past three years, regained some ground, rising from the $180 level to more than $200 at period-end as higher platinum prices triggered some substitution of platinum with palladium.

Franklin Gold and Precious Metals Fund
Semiannual Report
January 31, 2004

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING
(PURSUANT TO ITEM 304 (a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

The following chart represents Precious Metals prices for platinum, palladium and gold in U.S. dollars per troy ounce, between 8/1/03 and 1/31/04. 3

                    Gold              Platinum           Palladium
8/1/03           $346.15              $679.50             $183.50
8/8/03           $356.75              $679.50             $177.50
8/15/03          $363.75              $699.50             $176.50
8/22/03          $362.95              $698.50             $193.50
8/29/03          $375.55              $710.00             $201.50
9/5/03           $377.35              $713.50             $218.50
9/12/03          $375.25              $698.00             $213.50
9/19/03          $381.85              $699.50             $218.50
9/26/03          $380.85              $705.50             $211.50
10/3/03          $369.55              $716.00             $209.50
10/10/03         $373.05              $730.50             $208.50
10/17/03         $371.65              $726.50             $195.50
10/24/03         $388.55              $737.50             $195.50
10/31/03         $384.25              $748.50             $208.50
11/7/03          $383.05              $755.50             $203.50
11/14/03         $397.55              $771.00             $199.50
11/21/03         $396.05              $764.50             $194.50
11/28/03         $398.15              $765.50             $189.50
12/5/03          $406.35              $788.00             $197.50
12/12/03         $408.85              $823.00             $208.50
12/19/03         $409.35              $829.50             $194.50
12/26/03         $412.25              $823.50             $202.50
1/2/04           $415.85              $814.50             $194.50
1/9/04           $426.38              $852.00             $203.50
1/16/04          $406.75              $855.50             $215.50
1/23/04          $408.08              $864.50             $235.50
1/30/04          $402.45              $837.50             $229.50


For illustrative purposes only; not representative of the Fund's portfolio composition or performance.


TOP 10 HOLDINGS
1/31/04

---------------------------------------------------------
  COMPANY                                    % OF TOTAL
  INDUSTRY, COUNTRY                          NET ASSETS

---------------------------------------------------------
  Barrick Gold Corp.                              7.9%
   LONG LIFE GOLD MINES, CANADA
---------------------------------------------------------
  Newmont Mining Corp.                            7.1%
   LONG LIFE GOLD MINES, U.S.
---------------------------------------------------------
  Placer Dome Inc.                                6.4%
   LONG LIFE GOLD MINES, CANADA
---------------------------------------------------------
  Harmony Gold Mining Co. Ltd.,
  ord. & ADR                                      5.9%
   LONG LIFE GOLD MINES, SOUTH AFRICA
---------------------------------------------------------
  Ashanti Goldfields Co. Ltd., GDR, Reg S         5.7%
   LONG LIFE GOLD MINES, GHANA
---------------------------------------------------------
  Impala Platinum Holdings Ltd.,
  ord. & ADR                                      5.2%
   PLATINUM & PALLADIUM, SOUTH AFRICA
---------------------------------------------------------
  Newcrest Mining Ltd.                            5.0%
   MEDIUM LIFE GOLD MINES, AUSTRALIA
---------------------------------------------------------
  Freeport-McMoRan Copper & Gold Inc., B          4.7%
   GOLD AND DIVERSIFIED RESOURCES, U.S.
---------------------------------------------------------
  Meridian Gold Inc.                              4.5%
   LONG LIFE GOLD MINES, CANADA
---------------------------------------------------------
  Anglo American Platinum Corp. Ltd., ADR         4.4%
   PLATINUM & PALLADIUM, SOUTH AFRICA
---------------------------------------------------------


INVESTMENT STRATEGY

Our conservative management style seeks to expose shareholders to the benefits of diversification by investing globally in the precious metals sector. We like companies with multiple mines, attractive production profiles, strong reserve bases and active exploration programs that can drive future reserve and production growth. While the sector can be volatile especially over the short term, precious metals, such as gold, can be attractive because they are a hard asset not tied to any particular country or financial system, which can help stabilize a portfolio in times of economic uncertainty.



3. Amounts shown are based on spot prices quoted in U.S. dollars per troy ounce.

                                                          Semiannual Report  | 5

MANAGER'S DISCUSSION

Given higher gold and platinum prices, all but one of the Fund's holdings posted positive performance during the six months under review. The end of 2003 also marked the fifth consecutive year that Franklin Gold and Precious Metals Fund has outperformed the S&P 500. 4

The Fund's top performing stocks for the period, with individual weightings over 1.5% of total net assets, were Wheaton River Minerals, Ashanti Goldfields, Companhia de Minas Buenaventura, Anglo American Platinum and Freeport-McMoRan Copper & Gold. All of these were overweighted positions relative to the FT Gold Mines Index. Wheaton River and Freeport benefited from higher copper prices as both companies are significant miners of copper as well as gold. Competitive acquisition attempts between AngloGold and Randgold Resources boosted Ashanti's performance. AngloGold eventually gained board approval to proceed with the acquisition.

The bottom performing stocks, each with positions greater than 1.5% of total net assets, were Meridian Gold, Gold Fields, Kinross Gold and Randgold Resources. We were overweighted in Meridian and Randgold relative to the FT Gold Mines Index. Meridian shares continued to lag due to concerns over the company's inability to gain approval to proceed with developing its Esquel project in Argentina. Despite these concerns, and consistent with our strategy, we added to this position during the period. Gold Fields suffered from operational problems as well as cost pressure from an appreciating South African rand. Randgold's shares fell following their failed takeover attempt of Ashanti Goldfields.

As gold prices rose, we increased our holdings in small-capitalization gold companies as higher margins may help offset some of the risk of smaller, less diversified operations. Because these smaller companies can be relatively risky investments by themselves, we took a basket approach and bought small positions in a number of different companies, significantly increasing the number of Fund holdings. We also participated in six secondary stock offerings that included warrants. Still, we maintained large weightings in the sector's largest and broadly diversified players. Our two biggest holdings at period-end were Barrick Gold and Newmont Mining, the sector's largest companies.



4. Franklin Gold and Precious Metals Fund - Class A one-year returns (not including sales charges) were 25.39%, -7.38%, 10.00%, 37.38% and 52.32% for
1999, 2000, 2001, 2002 and 2003, respectively, compared with the S&P 500's 21.04%, -9.10%, -11.88%, -22.09% and 28.67% one-year returns for the same respective years. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio. Past performance does not guarantee future results.

6 |  Semiannual Report

Thank you for your continued participation in Franklin Gold and Precious Metals Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]   /S/Stephen M. Land

                  Stephen M. Land
                  Portfolio Manager
                  Franklin Gold and Precious Metals Fund



THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report  | 7

PERFORMANCE SUMMARY AS OF 1/31/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.


PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------------
  CLASS A                                                   CHANGE           1/31/04          7/31/03
---------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                     +$3.81            $17.54           $13.73
---------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/03-1/31/04)
---------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.1001
---------------------------------------------------------------------------------------------------------
  CLASS B                                                   CHANGE           1/31/04          7/31/03
---------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                     +$3.71            $17.16           $13.45
---------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/03-1/31/04)
---------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.0457
---------------------------------------------------------------------------------------------------------
  CLASS C                                                   CHANGE           1/31/04          7/31/03
---------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                     +$3.74            $17.32           $13.58
---------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/03-1/31/04)
---------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.0403
---------------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                             CHANGE           1/31/04          7/31/03
---------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                     +$3.90            $17.98           $14.08
---------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/1/03-1/31/04)
---------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.1268
---------------------------------------------------------------------------------------------------------







8 |  Past performance does not guarantee future results.  |  Semiannual Report

PERFORMANCE

----------------------------------------------------------------------------------------------------------
  CLASS A                              6-MONTH          1-YEAR            5-YEAR          10-YEAR
----------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1            +28.39%         +35.91%          +141.95%          +38.74%
  Average Annual Total Return 2        +20.99%         +28.11%           +17.92%           +2.72%
  Value of $10,000 Investment 3        $12,099         $12,811           $22,803          $13,079
  Avg. Ann. Total Return (12/31/03) 4                  +43.59%           +20.30%           +3.59%
----------------------------------------------------------------------------------------------------------
  CLASS B                              6-MONTH          1-YEAR            5-YEAR   INCEPTION (1/1/99)
----------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1            +27.88%         +34.90%          +133.35%         +132.44%
  Average Annual Total Return 2        +23.88%         +30.90%           +18.26%          +17.94%
  Value of $10,000 Investment 3        $12,388         $13,090           $23,135          $23,144
  Avg. Ann. Total Return (12/31/03) 4                  +47.19%           +20.65%          +20.65%
----------------------------------------------------------------------------------------------------------
  CLASS C                              6-MONTH          1-YEAR            5-YEAR   INCEPTION (5/1/95)
----------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1            +27.80%         +34.85%          +133.68%          +34.17%
  Average Annual Total Return 2        +26.80%         +33.85%           +18.50%           +3.41%
  Value of $10,000 Investment 3        $12,680         $13,385           $23,368          $13,417
  Avg. Ann. Total Return (12/31/03) 4                  +48.62%           +20.62%           +4.56%
----------------------------------------------------------------------------------------------------------
  ADVISOR CLASS 5                      6-MONTH          1-YEAR            5-YEAR          10-YEAR
----------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1            +28.49%         +36.23%          +145.34%          +46.07%
  Average Annual Total Return 2        +28.49%         +36.23%           +19.66%           +3.86%
  Value of $10,000 Investment 3        $12,849         $13,623           $24,534          $14,607
  Avg. Ann. Total Return (12/31/03) 4                  +52.70%           +22.06%           +4.74%
---------------------------------------------------------------------------------------------------------

ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.










  Semiannual Report  |  Past performance does not guarantee future results.  | 9

ENDNOTES

INVESTING IN A NON-DIVERSIFIED FUND CONCENTRATING IN THE PRECIOUS METALS SECTOR INVOLVES SPECIAL RISKS, INCLUDING THOSE RELATED TO FLUCTUATIONS IN THE PRICE OF GOLD AND OTHER PRECIOUS METALS AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. THE FUND MAY ALSO INVEST IN FOREIGN COMPANIES, INCLUDING IN DEVELOPING MARKETS, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to no initial sales charge, but subject to 1% CDSC for shares redeemed within 12 months of investment. Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; shares are available to a limited class of investors.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +51.01% and +5.99%.













10 |  Past performance does not guarantee future results. |  Semiannual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

                                                    --------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                       JANUARY 31, 2004                 YEAR ENDED JULY 31,
CLASS A                                                   (UNAUDITED)       2003         2002       2001        2000        1999
                                                    --------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............          $13.74        $10.28       $ 8.88      $7.90       $8.30       $7.48
                                                    --------------------------------------------------------------------------------
Income from investment operations:

 Net investment income a .........................             .05           .13          .13        .25         .10         .07

 Net realized and unrealized gains (losses) ......            3.85          3.44         1.52        .84        (.46)        .79
                                                    --------------------------------------------------------------------------------
Total from investment operations .................            3.90          3.57         1.65       1.09        (.36)        .86
                                                    --------------------------------------------------------------------------------
Less distributions from net
 investment income ...............................            (.10)         (.11)        (.25)      (.11)       (.04)       (.04)
                                                    --------------------------------------------------------------------------------
Net asset value, end of period ...................          $17.54        $13.74       $10.28      $8.88       $7.90       $8.30
                                                    ================================================================================

Total return b ...................................          28.39%        34.97%       18.97%     13.91%     (4.42)%      11.51%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................        $410,233      $306,283     $200,627   $164,004    $156,236    $205,889

Ratios to average net assets:

 Expenses ........................................           1.00% c       1.09%        1.13%      1.32%       1.34%       1.31%

 Net investment income ...........................            .54% c       1.05%        1.18%      2.86%       1.17%        .85%

Portfolio turnover rate ..........................           4.18%         6.59%       12.77%      7.31%       3.53%       4.29%



a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.



                                                         Semiannual Report  | 11

FRANKLIN GOLD AND PRECIOUS METALS FUND

                                                    --------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                       JANUARY 31, 2004                      YEAR ENDED JULY 31,
CLASS B                                                   (UNAUDITED)       2003         2002       2001        2000        1999 c
                                                    --------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............          $13.46        $10.11       $ 8.76      $7.82       $8.26       $7.72
                                                    --------------------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss) a ..................            (.02)          .02          .01        .17         .01        (.04)

 Net realized and unrealized gains (losses) ......            3.77          3.41         1.55        .83        (.41)        .58
                                                    --------------------------------------------------------------------------------
Total from investment operations .................            3.75          3.43         1.56       1.00        (.40)        .54
                                                    --------------------------------------------------------------------------------
Less distributions from net
 investment income ...............................            (.05)         (.08)        (.21)      (.06)       (.04)         --
                                                    --------------------------------------------------------------------------------
Net asset value, end of period ...................          $17.16        $13.46       $10.11      $8.76       $7.82       $8.26
                                                    ================================================================================

Total return b ...................................          27.88%        34.08%       18.14%     12.78%     (4.90)%       6.99%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................         $41,044       $26,278      $10,964     $4,037      $2,779      $1,217

Ratios to average net assets:

 Expenses ........................................           1.75% d       1.85%        1.89%      2.08%       2.10%       2.10% d

 Net investment income (loss) ....................          (.21)% d        .29%         .12%      1.88%        .17%      (.84)% d

Portfolio turnover rate ..........................           4.18%         6.59%       12.77%      7.31%       3.53%       4.29%



a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period January 1, 1999 (effective date) to July 31, 1999.
d Annualized.


12 |  Semiannual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

                                                    --------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                       JANUARY 31, 2004                      YEAR ENDED JULY 31,
CLASS C                                                   (UNAUDITED)       2003         2002       2001        2000        1999
                                                    --------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............          $13.59        $10.18       $ 8.80      $7.83       $8.23       $7.43
                                                    --------------------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss) a ..................            (.03)          .04          .04        .18         .03         .01

 Net realized and unrealized gains (losses) ......            3.81          3.43         1.53        .83        (.43)        .80
                                                    --------------------------------------------------------------------------------
Total from investment operations .................            3.78          3.47         1.57       1.01        (.40)        .81
                                                    --------------------------------------------------------------------------------
Less distributions from net
 investment income ...............................            (.04)         (.06)        (.19)      (.04)         -- c      (.01)
                                                    --------------------------------------------------------------------------------
Net asset value, end of period ...................          $17.33        $13.59       $10.18      $8.80       $7.83       $8.23
                                                    ================================================================================


Total return b ...................................          27.80%        34.16%       18.09%     12.89%     (4.85)%      10.85%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................        $107,359       $65,729      $38,219    $22,220     $20,721     $23,473

Ratios to average net assets:

 Expenses ........................................           1.75% d       1.82%        1.88%      2.07%       2.10%       2.07%

 Net investment income (loss) ....................          (.21)% d        .32%         .35%      2.11%        .36%        .08%

Portfolio turnover rate ..........................           4.18%         6.59%       12.77%      7.31%       3.53%       4.29%



a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Includes distributions from net investment income in the amount of $.001.
d Annualized.



                                                         Semiannual Report  | 13

FRANKLIN GOLD AND PRECIOUS METALS FUND

                                                    --------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                       JANUARY 31, 2004                      YEAR ENDED JULY 31,
ADVISOR CLASS                                             (UNAUDITED)       2003         2002       2001        2000        1999
                                                    --------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............          $14.08        $10.53       $ 9.09      $8.09       $8.49       $7.61
                                                    --------------------------------------------------------------------------------
Income from investment operations:

 Net investment income a .........................             .06           .09          .15        .28         .11         .08

 Net realized and unrealized gains (losses) ......            3.97          3.60         1.56        .85        (.46)        .85
                                                    --------------------------------------------------------------------------------
Total from investment operations .................            4.03          3.69         1.71       1.13        (.35)        .93
                                                    --------------------------------------------------------------------------------
Less distributions from net
 investment income ...............................            (.13)         (.14)        (.27)      (.13)       (.05)       (.05)
                                                    --------------------------------------------------------------------------------
Net asset value, end of period ...................          $17.98        $14.08       $10.53      $9.09       $8.09       $8.49
                                                    ================================================================================


Total return .....................................          28.49%        35.38%       19.38%     14.04%     (4.21)%      12.30%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................         $42,534       $21,223       $5,573     $3,574      $3,715      $3,204

Ratios to average net assets:

 Expenses ........................................            .75% b        .85%         .90%      1.08%       1.10%       1.08%

 Net investment income ...........................            .79% b       1.29%        1.29%      3.15%       1.24%        .98%

Portfolio turnover rate ..........................           4.18%         6.59%       12.77%      7.31%       3.53%       4.29%


a Based on average daily shares outstanding.
b Annualized.




14 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

STATEMENT OF INVESTMENTS, JANUARY 31, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY       SHARES/WARRANTS      VALUE
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS, RIGHTS AND WARRANTS 94.2%
    GOLD AND DIVERSIFIED RESOURCES 8.5%
    Anglo American PLC .............................................       United Kingdom         256,100     $  5,822,362
    Anglo American PLC, ADR ........................................       United Kingdom         420,479        9,667,233
  a Coeur D'Alene Mines Corp. ......................................        United States         550,000        2,997,500
    Freeport-McMoRan Copper & Gold Inc., B .........................        United States         762,011       28,087,725
    Rio Tinto PLC ..................................................       United Kingdom         170,401        4,528,477
  a Sociedad Minera El Brocal SA ...................................            Peru                1,006            2,314
                                                                                                              --------------
                                                                                                                51,105,611
                                                                                                              --------------

    GOLD EXPLORATION 2.9%
  a Gabriel Resources Ltd. .........................................           Canada             348,000        1,033,223
    Highland Gold Mining Ltd .......................................       United Kingdom         250,000        1,217,281
  a Ivanhoe Mines Ltd. .............................................           Canada             868,600        6,359,113
  a Ivanhoe Mines Ltd, wts., 12/19/05 ..............................           Canada             159,300          323,294
  a Metallica Resources Inc. .......................................           Canada             988,998        1,568,540
  a Metallica Resources Inc., wts., 12/11/08 .......................           Canada             494,499          223,015
a,c Miramar Mining Corp., Restricted Shares ........................           Canada             330,000          651,914
  a Miramar Mining Corp. (cad) .....................................           Canada           1,000,000        2,097,114
a,c Miramar Mining Corp., Restricted wts., 6/09/05 .................           Canada             165,000           13,394
  a Nevsun Resources Ltd. ..........................................           Canada             654,100        2,340,286
a,c Semafo Inc., Restricted Shares .................................           Canada           2,450,000        1,670,287
  a Semafo Inc. ....................................................           Canada             286,100          208,597
a,c Semafo Inc., 144A, Restricted, wts., 12/18/06 ..................           Canada           1,225,000          123,384
                                                                                                              --------------
                                                                                                                17,829,442
                                                                                                              --------------
    LONG LIFE GOLD MINES 59.0%
    Agnico-Eagle Mines Ltd. ........................................           Canada             425,000        5,418,750
    AngloGold Ltd. .................................................        South Africa          182,530        7,408,840
    AngloGold Ltd., ADR ............................................        South Africa          448,617       18,092,724
  a Ashanti Goldfields Co. Ltd., GDR, Reg S ........................            Ghana           3,002,450       34,137,856
    Barrick Gold Corp. .............................................           Canada           2,405,371       47,385,809
    Compania de Minas Buenaventura SA ..............................            Peru              100,593        2,340,174
    Compania de Minas Buenaventura SA, ADR .........................            Peru            1,038,986       24,312,272
    Gold Fields Ltd. ...............................................        South Africa          704,999        9,073,637
    Gold Fields Ltd., ADR ..........................................        South Africa          389,528        5,013,225
    Harmony Gold Mining Ltd., ADR ..................................        South Africa          200,000        3,054,000
    Harmony Gold Mining Co. Ltd. ...................................        South Africa        2,093,000       32,265,573
    Lihir Gold Ltd. ................................................      Papua New Guinea      8,566,841        8,475,759
    Lihir Gold Ltd., ADR, 144A .....................................      Papua New Guinea         50,000        1,020,500
  a Meridian Gold Inc. .............................................           Canada           2,085,260       27,101,768
    Newcrest Mining Ltd. ...........................................          Australia         3,455,050       29,897,120
    Newmont Mining Corp. ...........................................        United States       1,020,914       42,531,277
  a Oxiana Ltd. ....................................................          Australia         7,906,124        5,294,938
  a Oxiana Ltd., rts., 2/19/04 .....................................          Australia         1,976,531          130,869
    Placer Dome Inc. ...............................................           Canada           2,418,755       38,240,517
  a Randgold Resources Ltd., ADR ...................................        United States         498,800       10,983,576
  a Western Areas Ltd. .............................................        South Africa          402,225        2,400,409
  a Western Areas Ltd., ADR ........................................        South Africa           26,430          157,730
                                                                                                              --------------
                                                                                                               354,737,323
                                                                                                              --------------



                                                         Semiannual Report  | 15

FRANKLIN GOLD AND PRECIOUS METALS FUND

----------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY       SHARES/WARRANTS      VALUE
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS, RIGHTS AND WARRANTS (CONT.)
    MEDIUM LIFE GOLD MINES 13.2%
  a Apollo Gold Corp. ..............................................           Canada           1,150,000     $  2,264,732
  a Glamis Gold Ltd. ...............................................           Canada             841,000       12,615,000
  a Eldorado Gold Corp. ............................................           Canada             860,000        2,391,762
    Kingsgate Consolidated Ltd. ....................................          Australia         1,855,148        4,941,527
  a Kinross Gold Corp. .............................................           Canada           2,663,012       18,615,463
  a Northgate Exploration Ltd. .....................................           Canada           1,300,000        2,618,761
  a Queenstake Resources Ltd. ......................................           Canada           5,000,000        2,705,953
  a Rio Narcea Gold Mines Ltd. .....................................           Canada           1,100,000        2,480,457
  a Sons of Gwalia Ltd. ............................................          Australia         2,980,500        8,347,405
  a Wheaton River Minerals Ltd. ....................................           Canada           5,250,000       13,851,097
  a Wheaton River Minerals Ltd., wts., 5/30/07 .....................           Canada           1,312,500        1,992,822
  a Yamana Gold Inc. ...............................................           Canada           2,300,000        5,030,818
  a Yamana Gold Inc., wts., 7/31/08 ................................           Canada           1,150,000        1,512,703
                                                                                                              --------------
                                                                                                                79,368,500
                                                                                                              --------------
    PLATINUM & PALLADIUM 10.6%
    Anglo American Platinum Corp. Ltd., ADR ........................        South Africa          571,138       26,492,242
    Impala Platinum Holdings Ltd. ..................................        South Africa          194,000       15,692,841
    Impala Platinum Holdings Ltd., ADR .............................        South Africa          385,600       15,595,772
  a North American Palladium Ltd. ..................................           Canada             377,500        3,021,929
  a Stillwater Mining Co. ..........................................        United States         253,246        2,902,199
                                                                                                              --------------
                                                                                                                63,704,983
                                                                                                              --------------
    TOTAL COMMON STOCKS, RIGHTS AND WARRANTS (COST $366,266,109) ...                                           566,745,859
                                                                                                              --------------
    SHORT TERM INVESTMENTS (COST $27,686,498) 4.6%
  b Franklin Institutional Fiduciary Trust Money Market Portfolio ..        United States      27,686,498       27,686,498
                                                                                                              --------------

    MUTUAL FUNDS (COST $6,996,900) 1.3%
    FOREIGN EQUITY
    Central Fund Canada- Class A ...................................           Canada           1,405,000        7,615,100
                                                                                                              --------------
    TOTAL INVESTMENTS (COST $400,949,507) 100.1% ...................                                           602,047,457
    OTHER ASSETS, LESS LIABILITIES (.1)% ...........................                                              (877,257)
                                                                                                              --------------
    NET ASSETS 100.0% ..............................................                                          $601,170,200
                                                                                                              ==============



a Non-income producing.
b See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust
  Money Market Portfolio.
c See Note 7 regarding restricted securities.

16 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2004 (unaudited)


Assets:
 Investments in securities:
  Cost .................................................................................................      $400,949,507
                                                                                                              --------------
  Value ................................................................................................       602,047,457
 Receivables:
  Investment securities sold  ..........................................................................         2,047,716
  Capital shares sold ..................................................................................         4,108,093
  Dividends and interest ...............................................................................           152,402
                                                                                                              --------------
      Total assets .....................................................................................       608,355,668
                                                                                                              --------------
Liabilities:
 Payables:
  Investment securities purchased ......................................................................         1,649,295
  Capital shares redeemed ..............................................................................         4,719,646
  Affiliates ...........................................................................................           697,997
 Other liabilities .....................................................................................           118,530
                                                                                                              --------------
      Total liabilities ................................................................................         7,185,468
                                                                                                              --------------
        Net assets, at value ...........................................................................      $601,170,200
Net assets consist of:
 Undistributed net investment income ...................................................................      $  1,053,820
 Net unrealized appreciation (depreciation) ............................................................       201,126,720
 Accumulated net realized gain (loss) ..................................................................       (47,857,595)
 Capital shares ........................................................................................       446,847,255
                                                                                                              --------------
        Net assets, at value ...........................................................................      $601,170,200
                                                                                                              ==============




                                                         Semiannual Report  | 17

FRANKLIN GOLD AND PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
January 31, 2004 (unaudited)


CLASS A:
 Net assets, at value ..................................................................................      $410,232,731
                                                                                                              --------------
 Shares outstanding ....................................................................................        23,384,207
                                                                                                              --------------
 Net asset value per share a ...........................................................................            $17.54
                                                                                                              --------------
 Maximum offering price per share (Net asset value per share / 94.25%) .................................            $18.61
                                                                                                              --------------
CLASS B:
 Net assets, at value ..................................................................................      $ 41,044,400
                                                                                                              --------------
 Shares outstanding ....................................................................................         2,391,290
                                                                                                              --------------
 Net asset value and maximum offering price per share a ................................................            $17.16
                                                                                                              --------------
CLASS C:
 Net assets, at value ..................................................................................      $107,358,807
                                                                                                              --------------
 Shares outstanding ....................................................................................         6,195,381
                                                                                                              --------------
 Net asset value per share a ...........................................................................            $17.33
                                                                                                              --------------
ADVISOR CLASS:
 Net assets, at value ..................................................................................      $ 42,534,262
                                                                                                              --------------
 Shares outstanding ....................................................................................         2,365,292
                                                                                                              --------------
 Net asset value and maximum offering price per share ..................................................            $17.98
                                                                                                              --------------



a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.




18 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

STATEMENT OF OPERATIONS
for the six months ended January 31, 2004 (unaudited)


Investment income:
 (net of foreign taxes of $79,677)
 Dividends .............................................................................................      $  4,309,896
 Interest ..............................................................................................             2,290
                                                                                                              --------------
      Total investment income ..........................................................................         4,312,186
Expenses:
 Management fees (Note 3) ..............................................................................         1,361,847
 Distribution fees (Note 3)
  Class A ..............................................................................................           481,486
  Class B ..............................................................................................           193,048
  Class C ..............................................................................................           486,956
 Transfer agent fees (Note 3) ..........................................................................           543,900
 Custodian fees ........................................................................................            69,074
 Reports to shareholders ...............................................................................            44,715
 Registration and filing fees ..........................................................................            50,260
 Professional fees .....................................................................................            11,481
 Trustees' fees and expenses ...........................................................................            10,500
 Other .................................................................................................             3,848
                                                                                                              --------------
      Total expenses ...................................................................................         3,257,115
                                                                                                              --------------
        Net investment income ..........................................................................         1,055,071
                                                                                                              --------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..........................................................................................         3,030,939
  Foreign currency transactions ........................................................................            14,817
                                                                                                              --------------
        Net realized gain (loss) .......................................................................         3,045,756
                                                                                                              --------------
Net unrealized appreciation (depreciation) on:
  Investment ...........................................................................................       110,694,489
  Translation of assets and liabilities denominated in foreign currencies ..............................            (3,915)
                                                                                                              --------------
        Net unrealized appreciation (depreciation) .....................................................       110,690,574
                                                                                                              --------------
Net realized and unrealized gain (loss) ................................................................       113,736,330
                                                                                                              --------------
Net increase (decrease) in net assets resulting from operations ........................................      $114,791,401
                                                                                                              ==============










                  Semiannual Report  |  See notes to financial statements.  | 19

FRANKLIN GOLD AND PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended January 31, 2004 (unaudited) and the year ended July 31, 2003

                                                                                          --------------------------------------
                                                                                            SIX MONTHS ENDED       YEAR ENDED
                                                                                            JANUARY 31, 2004      JULY 31, 2003
                                                                                          --------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ..........................................................     $  1,055,071        $  3,055,697
  Net realized gain (loss) from investments and foreign currency transactions ...........        3,045,756          (4,829,414)
  Net unrealized appreciation (depreciation) on investments and translation of assets
   and liabilities denominated in foreign currency ......................................      110,690,574          98,025,903
                                                                                              ----------------------------------
      Net increase (decrease) in net assets resulting from operations ...................      114,791,401          96,252,186
 Distributions to shareholders from:
  Net investment income:
   Class A ..............................................................................       (2,303,565)         (2,293,660)
   Class B ..............................................................................         (108,625)           (118,232)
   Class C ..............................................................................         (236,649)           (251,973)
   Advisor Class ........................................................................         (253,014)            (72,571)
                                                                                              ----------------------------------
 Total distributions to shareholders ....................................................       (2,901,853)         (2,736,436)
 Capital share transactions: (Note 2)
   Class A ..............................................................................       23,603,932          35,230,740
   Class B ..............................................................................        7,275,925          10,718,114
   Class C ..............................................................................       23,218,721          13,422,528
   Advisor Class                                                                                15,668,133          11,243,440
                                                                                              ----------------------------------
 Total capital share transactions .......................................................       69,766,711          70,614,822
      Net increase (decrease) in net assets .............................................      181,656,259         164,130,572
Net assets:
 Beginning of period ....................................................................      419,513,941         255,383,369
                                                                                              ----------------------------------
 End of period ..........................................................................     $601,170,200        $419,513,941
                                                                                              ==================================
Undistributed net investment income included in net assets:
 End of period ..........................................................................     $  1,053,820        $  2,900,602
                                                                                              ==================================




20 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold and Precious Metals Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The Fund seeks capital growth and income by investing at least 80% of total net assets in securities of companies that mine, process or deal in gold or other precious metals.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Investments in open-end mutual funds are valued at the closing net asset value. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, or if market quotations are not readily available, the securities will be valued at fair value as determined following procedures approved by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.


                                                         Semiannual Report  | 21

FRANKLIN GOLD AND PRECIOUS METALS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At January 31, 2004, there were an unlimited number of shares authorized ($.10 par value). Transactions in the Fund's shares were as follows:

                                                 -----------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED
                                                       JANUARY 31, 2004                     JULY 31, 2003
                                                 -----------------------------------------------------------------
                                                    SHARES         AMOUNT              SHARES          AMOUNT
                                                 -----------------------------------------------------------------
CLASS A SHARES:
 Shares sold .................................    9,390,988     $163,571,082         16,656,770     $203,119,760
 Shares issued on reinvestment of
  distributions ..............................      100,250        1,994,988            184,327        2,003,492
 Shares redeemed .............................   (8,394,632)    (141,962,138)       (14,078,537)    (169,892,512)
                                                 -----------------------------------------------------------------
 Net increase (decrease) .....................    1,096,506     $ 23,603,932          2,762,560     $ 35,230,740
                                                 =================================================================
CLASS B SHARES:
 Shares sold .................................    1,011,617     $ 17,171,119          1,491,869     $ 17,975,850
 Shares issued on reinvestment of
  distributions ..............................        5,064           98,798             10,078          107,837
 Shares redeemed .............................     (578,167)      (9,993,992)          (633,983)      (7,365,573)
                                                 -----------------------------------------------------------------
 Net increase (decrease) .....................      438,514     $  7,275,925            867,964     $ 10,718,114
                                                 =================================================================



22 |  Semiannual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                 -----------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED
                                                       JANUARY 31, 2004                     JULY 31, 2003
                                                 -----------------------------------------------------------------
                                                    SHARES         AMOUNT              SHARES          AMOUNT
                                                 -----------------------------------------------------------------
CLASS C SHARES:
 Shares sold .................................    2,409,613     $ 41,138,866          2,475,924     $ 30,074,772
 Shares issued on reinvestment of
 distributions ...............................        9,915          195,335             18,783          202,855
 Shares redeemed .............................   (1,062,499)     (18,115,480)        (1,410,209)     (16,855,099)
                                                 -----------------------------------------------------------------
 Net increase (decrease) .....................    1,357,029     $ 23,218,721          1,084,498     $ 13,422,528
                                                 =================================================================
ADVISOR CLASS SHARES:
 Shares sold .................................    1,023,704     $ 18,465,130          1,354,547     $ 16,005,126
 Shares issued on reinvestment of
 distributions ...............................       11,945          243,798              6,238           69,364
 Shares redeemed .............................     (177,175)      (3,040,795)          (383,473)      (4,831,050)
                                                 -----------------------------------------------------------------
 Net increase (decrease) .....................      858,474     $ 15,668,133            977,312     $ 11,243,440
                                                 =================================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

------------------------------------------------------------------------------------------------------------------
  ENTITY                                                         AFFILIATION
------------------------------------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                Investment manager
Franklin Templeton Services LLC (FT Services)                    Administrative manager
Franklin/Templeton Distributors Inc. (Distributors)              Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)     Transfer agent

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE MONTHLY NET ASSETS
--------------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the period of $803,979 and $95,286, respectively.

The Fund paid transfer agent fees of $543,900, of which $332,308 was paid to Investor Services.



                                                         Semiannual Report  | 23

FRANKLIN GOLD AND PRECIOUS METALS FUND

4. INCOME TAXES

At January 31, 2004, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments .....................................   $401,348,363
                                                            --------------

Unrealized appreciation .................................    211,808,429
Unrealized depreciation .................................    (11,109,336)
                                                            --------------
Net unrealized appreciation (depreciation)                  $200,699,093
                                                            ==============


At July 31, 2003, the Fund had tax basis capital losses of $45,700,262, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2005 ...................................................    $ 4,474,120
 2006 ...................................................      8,665,097
 2007 ...................................................     28,763,977
 2008 ...................................................      2,754,018
 2009 ...................................................      1,043,050
                                                             -------------
                                                             $45,700,262
                                                             =============

At July 31, 2003, the Fund had deferred capital and currency losses occurring subsequent to October 31, 2002 of $4,586,240 and $217,993 respectively. For tax purposes, such losses will be reflected in the year ending July 31, 2004.

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions and passive foreign investment company shares.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, wash sales and losses realized subsequent to October 31, 2002 on the sales of securities and foreign currencies.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended January 31, 2004 aggregated $88,969,054 and $21,672,489, respectively.


6. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. For the period ended January 31, 2004, the Fund earned $120,900 of dividend income from investment in the Sweep Money Fund.





24 |  Semiannual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

7. RESTRICTED SECURITIES

At January 31, 2004, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At January 31, 2004, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

-----------------------------------------------------------------------------------------------------------
    NUMBER                                                    ACQUISITION
   OF SHARES      ISSUER                                          DATE            COST           VALUE
-----------------------------------------------------------------------------------------------------------
     330,000    Miramar Mining Corp., Restricted Shares ....    10/03/03        $  753,314     $  651,914
     165,000    Miramar Mining Corp., Restricted,
                 wts., 6/09/05 .............................    12/05/03            17,537         13,394
   2,450,000    Semafo Inc., Restricted Shares .............    12/18/03         2,004,229      1,670,287
   1,225,000    Semafo Inc., 144A, Restricted,
                 wts., 12/18/06 ............................    12/18/03            21,630        123,384
                                                                                ---------------------------
TOTAL RESTRICTED SECURITIES (.41% OF NET ASSETS) ...........                    $2,796,710     $2,458,979
                                                                                ===========================


8. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.














                                                         Semiannual Report  | 25

FRANKLIN GOLD AND PRECIOUS METALS FUND

8. REGULATORY MATTERS (CONTINUED)

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and other funds, has been named in shareholder class actions related to the matter described above. The Fund's management believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Fund may be named in additional similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the Fund's investment adviser relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Fund's management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the Fund or its shareholders whole, as appropriate.








26 |  Semiannual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND

TAX DESIGNATION (UNAUDITED)


At July 31, 2003, more than 50% of the Franklin Gold and Precious Metals Fund total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to
Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on November 28, 2003, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis, by country, of Foreign Tax Paid, Foreign Source Income, Foreign Qualified Dividends and Adjusted Foreign Source Income as designated by the Fund, to Class A, Class B, Class C, and Advisor Class shareholders. As a service to individual shareholders filing Form 1116, "Adjusted Foreign Source Income per Share" in column 4 below reports foreign source income with the required adjustments to foreign source qualified dividends. This information is provided to simplify your reporting of foreign source income for line 1 of Form 1116.

---------------------------------------------------------------------------------------------------------------------
                                                                              CLASS A
                                                                                                           ADJUSTED
                                               FOREIGN TAX         FOREIGN            FOREIGN              FOREIGN
                                                  PAID          SOURCE INCOME    QUALIFIED DIVIDENDS    SOURCE INCOME
COUNTRY                                         PER SHARE         PER SHARE           PER SHARE           PER SHARE
---------------------------------------------------------------------------------------------------------------------
  Australia .................................     0.0005            0.0064              0.0013              0.0057
  Canada ....................................     0.0029            0.0096              0.0051              0.0067
  Papua New Guinea ..........................     0.0003            0.0016              0.0002              0.0015
  Peru ......................................     0.0001            0.0029              0.0013              0.0022
  South Africa ..............................     0.0000            0.0737              0.0329              0.0549
  United Kingdom ............................     0.0016            0.0077              0.0049              0.0049
                                                 --------------------------------------------------------------------
  TOTAL .....................................    $0.0054           $0.1019             $0.0457             $0.0759
                                                 ====================================================================

---------------------------------------------------------------------------------------------------------------------
                                                                              CLASS B
                                                                                                           ADJUSTED
                                               FOREIGN TAX         FOREIGN            FOREIGN              FOREIGN
                                                  PAID          SOURCE INCOME    QUALIFIED DIVIDENDS    SOURCE INCOME
COUNTRY                                         PER SHARE         PER SHARE           PER SHARE           PER SHARE
---------------------------------------------------------------------------------------------------------------------
  Australia .................................     0.0005            0.0032              0.0007              0.0028
  Canada ....................................     0.0029            0.0048              0.0025              0.0034
  Papua New Guinea ..........................     0.0003            0.0008              0.0001              0.0007
  Peru ......................................     0.0001            0.0015              0.0007              0.0011
  South Africa ..............................     0.0000            0.0374              0.0167              0.0279
  United Kingdom ............................     0.0016            0.0039              0.0025              0.0025
                                                 --------------------------------------------------------------------
  TOTAL .....................................    $0.0054           $0.0516             $0.0232             $0.0384
                                                 ====================================================================






                                                         Semiannual Report  | 27

FRANKLIN GOLD AND PRECIOUS METALS FUND

---------------------------------------------------------------------------------------------------------------------
                                                                              CLASS C
                                                                                                           ADJUSTED
                                               FOREIGN TAX         FOREIGN            FOREIGN              FOREIGN
                                                  PAID          SOURCE INCOME    QUALIFIED DIVIDENDS    SOURCE INCOME
COUNTRY                                         PER SHARE         PER SHARE           PER SHARE           PER SHARE
---------------------------------------------------------------------------------------------------------------------
  Australia .................................     0.0005            0.0029              0.0006              0.0026
  Canada ....................................     0.0029            0.0044              0.0023              0.0031
  Papua New Guinea ..........................     0.0003            0.0007              0.0001              0.0006
  Peru ......................................     0.0001            0.0013              0.0006              0.0010
  South Africa ..............................     0.0000            0.0339              0.0151              0.0253
  United Kingdom ............................     0.0016            0.0035              0.0022              0.0022
                                                 --------------------------------------------------------------------
  TOTAL .....................................    $0.0054           $0.0467             $0.0209             $0.0348
                                                 ====================================================================


---------------------------------------------------------------------------------------------------------------------
                                                                         ADVISOR CLASS
                                                                                                           ADJUSTED
                                               FOREIGN TAX         FOREIGN            FOREIGN              FOREIGN
                                                  PAID          SOURCE INCOME    QUALIFIED DIVIDENDS    SOURCE INCOME
COUNTRY                                         PER SHARE         PER SHARE           PER SHARE           PER SHARE
---------------------------------------------------------------------------------------------------------------------
  Australia .................................     0.0005            0.0079              0.0017              0.0069
  Canada ....................................     0.0029            0.0119              0.0063              0.0083
  Papua New Guinea ..........................     0.0003            0.0020              0.0002              0.0019
  Peru ......................................     0.0001            0.0036              0.0017              0.0026
  South Africa ..............................     0.0000            0.0918              0.0410              0.0684
  United Kingdom ............................     0.0016            0.0095              0.0060              0.0061
                                                 --------------------------------------------------------------------
  TOTAL .....................................    $0.0054           $0.1267             $0.0569             $0.0942
                                                 ====================================================================

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit or deduction (assuming you held your shares in the fund for a minimum of 16 days during the 30-day period beginning 15 days before the ex-dividend date of the fund's distribution to which the foreign taxes relate).

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends without adjustment for the lower U.S. tax rates. Generally, this is the foreign source income to be reported by certain trusts and corporate shareholders.

Foreign Qualified Dividends per Share (Column 3) is the amount per share of foreign source qualified dividends the fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the fund. If you are an individual shareholder who does not meet the qualified dividend holding period requirements, you may find this information helpful to calculate the foreign source income adjustment needed to complete line 1 of Form 1116.

Adjusted Foreign Source Income per Share (Column 4) is the adjusted amount per share of foreign source income the fund paid to you. These amounts reflect the Foreign Source Income reported in column 2 adjusted for the tax rate differential on foreign source qualified dividends that may be required for certain individual shareholders pursuant to Internal Revenue Code 904(b)(2)(B). If you


28 |  Semiannual Report

FRANKLIN GOLD AND PRECIOUS METALS FUND
are an individual shareholder who meets the qualified dividend holding period requirements, generally, these Adjusted Foreign Source Income amounts may be reported directly on line 1 of Form 1116 without additional adjustment.

In January 2004, shareholders received Form 1099-DIV which included their share of taxes paid and foreign source income distributed during the calendar year 2003. The Foreign Source Income reported on Form 1099-DIV was reduced to take into account the tax rate differential on foreign source qualified dividend income pursuant to Internal Revenue Code 904(b)(2)(B). Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2003 individual income tax returns.



















                                                         Semiannual Report  | 29

FRANKLIN GOLD AND PRECIOUS METALS FUND

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.


















30 |  Semiannual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

LITERATURE REQUEST


For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government
  Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5, 6
Franklin Short-Intermediate U.S. Government
  Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5, 6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama                  Michigan 8
Arizona                  Minnesota 8
California 9             Missouri
Colorado                 New Jersey
Connecticut              New York 9
Florida 9                North Carolina
Georgia                  Ohio 8
Kentucky                 Oregon
Louisiana                Pennsylvania
Maryland                 Tennessee
Massachusetts 8          Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10


1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders as well as select retirement plans.
3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable. 8.Portfolio of insured municipal securities.
9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


02/04                                          Not part of the semiannual report

     [LOGO OMITTED](R)
 FRANKLIN(R) TEMPLETON(R)     One Franklin Parkway
        INVESTMENTS           San Mateo, CA 94403-1906






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SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN GOLD AND
PRECIOUS METALS FUND



INVESTMENT MANAGER

Franklin Advisers, Inc.


DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com


SHAREHOLDER SERVICES

1-800/632-2301


This report must be preceded or accompanied by the current Franklin Gold and Precious Metals Fund prospectus, which contains more complete information including charges, expenses and risks.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


132 S2003 03/04


ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 10. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics for Principal Executive and Senior Financial Officers.

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Diomedes Loo-Tam, Chief Financial Officer

(B)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Diomedes Loo-Tam, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    March 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    March 31, 2004


By /s/Diomedes Loo-Tam
Chief Financial Officer
Date    March 31, 2004